Commitments and contingencies	12 Months Ended
Dec. 31, 2022
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Commitments and contingencies
Note 28. Commitments and contingencies
For a description of the Company’s commitments and contingencies related to its oil and gas properties, see Note 29.3 and 29.4.
28.1 Duplicar Plus Project implemented by Oleoductos del Valle S.A. (“Oldelval”)
On December 21, 2022, the Company, through its subsidiary Vista Argentina, was awarded a crude oil transportation capacity of 5,010 m3/day under the project to extend the current line from Allen to Puerto Rosales implemented by Oldelval (transportation concession holder) for 50,000 m3/day. Thus, the Company undertook to make an upfront investment of 118,000 between 2023 and 2025, to be recovered from the service monthly fee. As of the date of issuance of these financial statements, the Company made disbursements related to this commitment for a total amount of 16,378.
28.2 Asociación de Superficiarios de la Patagonia (“ASSUPA” by Spanish acronym)
On July 1, 2004, Vista Argentina was notified of a claim filed against it. In August 2003, ASSUPA filed a lawsuit against 18 (eighteen) companies operating exploitation concessions and exploration permits in the Neuquén basin, including Vista Argentina.
ASSUPA claims remediation for the environmental damages supposedly caused by hydrocarbon exploitation activities, the creation of an environment restoration fund, and the implementation of measures to prevent future environmental damages. The plaintiff called the meeting of the Argentine government, the Argentine Federal Council for the Environment (“COFEMA” by Spanish acronym), the Provinces of Buenos Aires, La Pampa, Neuquén, Río Negro and Mendoza, and the National Ombudsman. The plaintiff requested, as a precautionary measure, that the accused parties refrain from conducting activities that harm the environment. Both the subpoena of the National Ombudsman and the preliminary request were rejected by the Argentine Supreme Court of Justice (“CSJN” by its Spanish acronym). The Company responded the claim by requesting its dismissal and opposing to the plaintiff’s request.
On December 30, 2014, the CSNJ issued two interlocutory orders. The order related to the Company supported the claim of the Provinces of Neuquén and La Pampa and declared that all environmental damages related to local and provincial situations were outside the scope of its original jurisdiction and that only “interjurisdictional situations” (such as the Río Colorado basin) would fall under its jurisdiction. The CSNJ also rejected the precautionary measures and other related proceedings. Vista Argentina, considering the legal counsel’s opinion, concluded that it is unlikely that a cash outflow be required to settle this obligation.
As of the date of issuance of these financial statements, before the case is opened for trial, the parties are answering the notices served regarding the prior exceptions and challenges against the evidence filed, which are pending resolution.